Dividends - Summary of Declared Dividends (Details) - USD ($)				3 Months Ended				9 Months Ended		12 Months Ended
	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends Payable [Line Items]
Dividends on preference shares										$ 49,865,700
Dividends paid on ordinary shares								$ 175,000,000.0	$ 20,000,000.0	40,300,000	$ 40,000,000.0	$ 0
Q1 2023
Dividends Payable [Line Items]
Dividends on preference shares							$ 11,122,500
Dividends Payable, Date Declared							Mar. 01, 2023
Payable Date							Apr. 01, 2023
Q2 2023
Dividends Payable [Line Items]
Dividends on preference shares						$ 11,122,500
Dividends Payable, Date Declared						Jun. 01, 2023
Payable Date						Jul. 01, 2023
Q3 2023
Dividends Payable [Line Items]
Dividends on preference shares					$ 13,847,200
Dividends Payable, Date Declared					Sep. 01, 2023
Payable Date					Oct. 01, 2023
Q4 2023
Dividends Payable [Line Items]
Dividends on preference shares				$ 13,773,500
Dividends Payable, Date Declared				Nov. 30, 2023
Payable Date				Dec. 28, 2023
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Dividends on preference shares										$ 21,739,300
Preference shares, rate			5.95%					5.95%		5.95%	5.95%
5.950% Preference Shares (AHL PRC) | Q1 2023
Dividends Payable [Line Items]
Dividends on preference shares							$ 4,090,900
5.950% Preference Shares (AHL PRC) | Q2 2023
Dividends Payable [Line Items]
Dividends on preference shares						$ 4,090,900
5.950% Preference Shares (AHL PRC) | Q3 2023
Dividends Payable [Line Items]
Dividends on preference shares					$ 6,815,600
5.950% Preference Shares (AHL PRC) | Q4 2023
Dividends Payable [Line Items]
Dividends on preference shares				$ 6,741,900
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividends on preference shares										$ 14,062,400
Depositary share dividend				$ 0.35156				$ 0.35156		$ 0.35156
Preference shares, rate	5.625%							5.625%		5.625%	5.625%
Depositary share interest				0.10%				0.10%		0.10%	0.10%
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Q1 2023
Dividends Payable [Line Items]
Dividends on preference shares							3,515,600
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Q2 2023
Dividends Payable [Line Items]
Dividends on preference shares						3,515,600
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Q3 2023
Dividends Payable [Line Items]
Dividends on preference shares					3,515,600
5.625% Preference Shares, rep by Dep Shares (AHL PRE) | Q4 2023
Dividends Payable [Line Items]
Dividends on preference shares				$ 3,515,600
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividends on preference shares										$ 14,064,000
Preference shares, rate		5.625%						5.625%		5.625%	5.625%
5.625% Preference Shares (AHL PRD) | Q1 2023
Dividends Payable [Line Items]
Dividends on preference shares							$ 3,516,000
5.625% Preference Shares (AHL PRD) | Q2 2023
Dividends Payable [Line Items]
Dividends on preference shares						$ 3,516,000
5.625% Preference Shares (AHL PRD) | Q3 2023
Dividends Payable [Line Items]
Dividends on preference shares					$ 3,516,000
5.625% Preference Shares (AHL PRD) | Q4 2023
Dividends Payable [Line Items]
Dividends on preference shares				$ 3,516,000